LEASES (Schedule of Components of Operating Lease Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 8,888	$ 7,522
Short-term lease cost	1,858	1,326
Variable lease cost	1,491	1,342
Total net lease costs	$ 12,237	$ 10,190